WARRANT (Details - Warrant Liability) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Guarantees and Product Warranties [Abstract]
Balance at the beginning of period	$ 0	$ 0
Warrants issued to investors	287,520	0
Warrants redeemed	0	0
Fair value change of warrants included in earnings	24,800	0
Balance at the end of period	$ 312,320	$ 0